Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
EQUITY IN EARNINGS OF SUBSIDIARIES	$ (1,070,673)	$ (1,115,977)	$ 1,218,714
NET (LOSS) INCOME	(1,389,937)	(1,115,977)	1,218,714
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	859,260	(500,306)	(360,677)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO THE COMPANY	$ (530,677)	$ (1,616,353)	$ 858,037